Statement of Change in Net Asset Available for Benefit (Statement) - 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 84,768,188
Dividends	4,865,933
Total investment income	89,634,121
Interest income on notes receivable from participants	513,640
Company	9,711,190
Participant	24,069,895
Participant rollovers	2,401,686
Total contributions	36,182,771
Total additions to net assets	126,330,532
Benefits paid to participants	63,647,206
Administrative expenses	423,557
Total deductions from net assets	64,070,763
Net increase during the year	62,259,769
EBP, Net Asset Available for Benefit, Beginning Balance	606,090,256
EBP, Net Asset Available for Benefit, Ending Balance	668,350,025
EBP, Employer Contribution, Receivable	375,344
EBP, Participant Contribution, Receivable	$ 72,145